Average Annual Total Returns - (Allspring U.S. Equity Funds - Classes A, C, R6, Administrator and Institutional)			12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
(Allspring Disciplined U.S. Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%
(Allspring Disciplined U.S. Core Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			21.80%	13.70%	11.89%
Performance Inception Date		Feb. 28, 1990
(Allspring Disciplined U.S. Core Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.79%	11.28%	9.92%
Performance Inception Date		Feb. 28, 1990
(Allspring Disciplined U.S. Core Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.97%	10.40%	9.20%
Performance Inception Date		Feb. 28, 1990
(Allspring Disciplined U.S. Core Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			27.29%	14.21%	11.89%
Performance Inception Date		Jun. 30, 1999
(Allspring Disciplined U.S. Core Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]		29.78%	15.55%	13.03%
Performance Inception Date	[1]	Sep. 30, 2015
(Allspring Disciplined U.S. Core Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			29.72%	15.48%	12.97%
Performance Inception Date		Jul. 30, 2010
(Allspring Growth Fund) | Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.46%	18.25%	16.22%
(Allspring Growth Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%
(Allspring Growth Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			21.58%	10.30%	11.85%
Performance Inception Date		Feb. 24, 2000
(Allspring Growth Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.67%	6.20%	7.46%
Performance Inception Date		Feb. 24, 2000
(Allspring Growth Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			18.92%	7.85%	8.56%
Performance Inception Date		Feb. 24, 2000
(Allspring Growth Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[2]		29.54%	12.10%	13.01%
Performance Inception Date	[2]	Sep. 30, 2015
(Allspring Growth Fund) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			29.24%	11.82%	12.72%
Performance Inception Date		Aug. 30, 2002
(Allspring Growth Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			29.51%	12.05%	12.96%
Performance Inception Date		Feb. 24, 2000
(Allspring Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%
(Allspring Large Cap Core Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			18.58%	12.42%	10.84%
Performance Inception Date		Dec. 17, 2007
(Allspring Large Cap Core Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.13%	9.36%	8.44%
Performance Inception Date		Dec. 17, 2007
(Allspring Large Cap Core Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.05%	9.22%	8.24%
Performance Inception Date		Dec. 17, 2007
(Allspring Large Cap Core Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			23.84%	12.90%	10.82%
Performance Inception Date		Dec. 17, 2007
(Allspring Large Cap Core Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[3]		26.32%	14.24%	12.30%
Performance Inception Date	[3]	Sep. 30, 2015
(Allspring Large Cap Core Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	14.21%	11.95%
Performance Inception Date		Dec. 17, 2007
(Allspring Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.36%	18.96%	16.78%
(Allspring Large Cap Growth Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%
(Allspring Large Cap Growth Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			22.65%	12.68%	12.62%
Performance Inception Date		Jul. 30, 2010
(Allspring Large Cap Growth Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.80%	9.07%	9.15%
Performance Inception Date		Jul. 30, 2010
(Allspring Large Cap Growth Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.32%	9.50%	9.39%
Performance Inception Date		Jul. 30, 2010
(Allspring Large Cap Growth Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			30.65%	14.49%	13.76%
Performance Inception Date		Nov. 30, 2012
(Allspring Large Cap Growth Fund) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			30.19%	14.13%	13.41%
Performance Inception Date		Jul. 30, 2010
(Allspring Large Cap Growth Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			30.52%	14.37%	13.65%
Performance Inception Date		Jul. 30, 2010
(Allspring Premier Large Company Growth Fund) | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.36%	18.96%	16.78%
(Allspring Premier Large Company Growth Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%
(Allspring Premier Large Company Growth Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			29.14%	12.45%	12.30%
Performance Inception Date		Jan. 20, 1998
(Allspring Premier Large Company Growth Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.09%	8.04%	8.39%
Performance Inception Date		Jan. 20, 1998
(Allspring Premier Large Company Growth Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			21.12%	9.23%	9.03%
Performance Inception Date		Jan. 20, 1998
(Allspring Premier Large Company Growth Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			37.79%	14.32%	13.49%
Performance Inception Date		Nov. 30, 2012
(Allspring Premier Large Company Growth Fund) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			37.28%	13.93%	13.10%
Performance Inception Date		Jul. 16, 2010
(Allspring Premier Large Company Growth Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			37.69%	14.26%	13.43%
Performance Inception Date		Jun. 30, 1999
(Allspring Special Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.37%	8.68%	8.49%
(Allspring Special Large Cap Value Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%
(Allspring Special Large Cap Value Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.86%	7.83%	8.40%
Performance Inception Date		Aug. 01, 2006
(Allspring Special Large Cap Value Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.48%	5.77%	6.23%
Performance Inception Date		Aug. 01, 2006
(Allspring Special Large Cap Value Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.14%	5.83%	6.23%
Performance Inception Date		Aug. 01, 2006
(Allspring Special Large Cap Value Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			17.05%	9.58%	9.62%
Performance Inception Date		Nov. 30, 2012
(Allspring Special Large Cap Value Fund) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			16.68%	9.29%	9.22%
Performance Inception Date		Jul. 30, 2010
(Allspring Special Large Cap Value Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			16.93%	9.54%	9.48%
Performance Inception Date		Aug. 01, 2006

[1]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[2]
1.	Historical performance for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[3]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.